Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Loans and Advances to Banks
3 Loans and advances to banks

Loans and advances to banks
	Netherlands		International		Total
	2019	2018	2019	2018	2019	2018
Loans	13,641	7,967	21,499	22,460	35,140	30,428
Cash advances, overdrafts and other balances	0	1	4	3	5	3
	13,641	7,968	21,504	22,463	35,145	30,431

Loan loss provisions	–6	–5	–3	–5	–9	–9
	13,635	7,963	21,501	22,458	35,136	30,422